Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Expense
The amounts recognised in the income statement in respect of share-based payments were as follows:

	2021		2020		2019

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	30	–	36	–	58	1

DSBS (note (b))	39	2	44	3	50	4

Other schemes	7	–	8	–	7	–

Total recognised in the income statement (note 3)	76	2	88	3	115	5

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2021 and 2020:

	2021		2020

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.1	1.1	0.3	1.5

DSBS	0.1	6.4	0.2	5.7

Total liability	0.2	7.5	0.5	7.2

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options
Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2021		2020

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	27.0	27.0	25.0	25.0

Average expected term to exercise (years)*	3.0	3.0	3.5 /3.0	3.0

Risk-free rate (%)	0.2	0.2	0.2	0.2

Expected dividend yield (%)	7.7	7.7	7.9	7.9

Share price at date of grant (£)	27.94	27.94	26.33	26.33

Fair value at grant date (£)*	19.87 / 22.20	22.20	21.23 / 20.76	20.76

Fair value at grant date (£)* – Management Board	17.35 / 22.20	22.20	21.23 / 20.76	20.76

*	Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Summary of Valuation Assumptions Used in Monte-Carlo Models
Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2021 LTIP (PSP)	2020 LTIP (PSP)

Average share price volatility FMCG comparator group (%)	23	21

Average correlation FMCG comparator group (%)	29	31

Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Liability
Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2021 and 31 December 2020, were as follows:

	2021		2020

	Equity- settled Number of options in thousands	Cash-settled Number of options in thousands	Equity- settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	10,000	274	9,193	318

Granted during the period	3,440	81	3,856	109

Exercised during the period	(1,639)	(48)	(1,590)	(63)

Forfeited during the period	(1,910)	(64)	(1,459)	(90)

Outstanding at end of year	9,891	243	10,000	274

Exercisable at end of year	611	29	690	27

Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Liability
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2021 and 31 December 2020, were as follows:

	2021		2020

	Equity- settled Number of options in thousands	Cash-settled Number of options in thousands	Equity- settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	4,141	200	3,748	282

Granted during the period	1,562	179	1,829	109

Exercised during the period	(1,497)	(142)	(1,368)	(175)

Forfeited during the period	(65)	(14)	(68)	(16)

Outstanding at end of year	4,141	223	4,141	200

Exercisable at end of year	–	1	91	4